Derivative Financial Assets - Additional information (Detail)			12 Months Ended
	Jul. 01, 2019 $ / shares	Apr. 01, 2019 $ / shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($)	Jun. 26, 2020 $ / shares shares
Disclosure of detailed information about financial instruments [line items]
Market value of derivative contracts pledged | $					$ 3,781,638,616	$ 3,089,570,978
Underlying listed shares
Disclosure of detailed information about financial instruments [line items]
Number of shares of investment, disposed | shares					2,673,000		176,766,469
Number of consideration received from the disposal of investment | shares					15,306,985		618,682,641
Sale of stock per share | $ / shares				$ 3.27			$ 5.5
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price	25.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price	40.00%
AMTD Investment Solutions Group And AMTD Strategic Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares of investment, disposed | shares					2,673,000		176,766,469
Upside Participation And Profit Distribution Amendment Agreement One [Member] | AMTD Investment Solutions Group And AMTD Strategic Investments [Member] | Ariana Capital And Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price		25.00%
Upside Participation And Profit Distribution Amendment Agreement Two [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Underlying, derivative instrument | $ / shares	$ 8.1
Upside Participation And Profit Distribution Amendment Agreement Two [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Underlying, derivative instrument | $ / shares	$ 9
Upside Participation And Profit Distribution Amendment Agreement Two [Member] | AMTD Investment Solutions Group And AMTD Strategic Investments [Member] | Ariana Capital And Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Underlying, derivative instrument | $ / shares		$ 8.1
Future Settlement Contract [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of underlying shares | $					$ 553,279,047
Shares entitled to be received at a mutually agreed price as per future settlement contract derivative | $					$ 415,401,202
Gain or loss on derivative financial assets at fair value through profit or loss | $			$ 137,877,845